Fees Summary	Oct. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 50,000,000
Previously Paid Amount	0.00
Total Fee Amount	4,350.00
Total Offset Amount	0.00
Net Fee	4,350.00
Narrative - Max Aggregate Offering Price	$ 50,000,000
Final Prospectus	true